Equity	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
EQUITY

NOTE 10 – EQUITY

All Company warrants are classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return.

	Number of Warrants	Weighted average exercise price
Outstanding January 1, 2022	704,355	$13.18
Forfeited and expired	(502,104)	$9.50
Outstanding and exercisable June 30, 2022	202,251	$23.31

Comprised as follows:

Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
22,750	$10	February 26, 2020	February 24, 2025
160,727	$25	February 12, 2021	February 9, 2026
18,774	$25	February 17, 2021	February 9, 2026
202,251